Commitments And Contingencies (Annual Minimum Payments under Operating Leases) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Minimum Lease Payment
2013	$ 8,604,663	$ 8,430,420
2014	8,601,664	8,427,482
2015	8,505,244	8,333,014
2016	8,304,125	8,135,968
2017	8,101,014	7,936,970
Thereafter	74,502,454	72,993,791
Total	116,619,164	114,257,645
Sublease Income
2013	1,121,262	1,098,557
2014	4,166	4,082
2015
2016
2017
Thereafter
Total	1,125,428	1,102,639
Net Minimum Lease Payment
2013	7,483,401	7,331,863
2014	8,597,498	8,423,400
2015	8,505,244	8,333,014
2016	8,304,125	8,135,968
2017	8,101,014	7,936,970
Thereafter	74,502,454	72,993,791
Total	$ 115,493,736	$ 113,155,006